Revenue from Contracts with Customers (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Disaggregation of Revenue from Contracts with Customers

The principal activities of the Company for the years ended March 31, 2022 and 2021 were as follows:

	For the Year Ended March 31,
Revenue categories	2022	2021
ViraxClear and ViraxCare	—	104,820
Consulting revenues	—	19,000
Total	$—	$123,820